ACQUISITIONS AND BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
ACQUISITIONS AND BUSINESS COMBINATIONS
ACQUISITIONS AND BUSINESS COMBINATIONS

a)	Completed in 2017
On December 8, 2017, the partnership acquired two office buildings comprised of 400,000 square feet in San Jose, California (“Towers @ 2nd”), for total cash consideration of $127 million. As of December 31, 2017, the valuation of the investment properties acquired was still under evaluation by the partnership. Accordingly, the business combination has been accounted for on a provisional basis.

On December 7, 2017, the partnership acquired 14 properties, comprising a 2.7 million square foot office portfolio in Mumbai, India (“Mumbai Office Portfolio”), for total cash consideration of $102 million. As of December 31, 2017, the valuation of the investment properties acquired and debt obligations assumed were still under evaluation by the partnership. Accordingly, the business combination has been accounted for on a provisional basis.

On December 1, 2017, the partnership acquired a 4.2 million square foot mixed-us office and retail complex (“Houston Center”) in Houston, Texas, for total consideration of $819 million. The acquisition was funded with $175 million of cash, with the remainder funded through debt financing.  As of December 31, 2017, the valuation of the investment properties was still under evaluation by the partnership. Accordingly, the business combination has been accounted for on a provisional basis.

On October 17, 2017, the partnership acquired a hotel in downtown Toronto, Canada (“Toronto Hotel”) for total consideration of $270 million. The acquisition was funded with $81 million of cash, with the remainder funded through debt financing. The partnership recognized a bargain purchase gain of $15 million in fair value gains, net, which was attributable to an improvement in market conditions from the time the acquisition price was agreed upon to the acquisition date. As of December 31, 2017, the valuation of the property, plant and equipment acquired was still under evaluation by the partnership. Accordingly, the business combination has been accounted for on a provisional basis.

On April 10, 2017, the partnership acquired a portfolio of 13 student housing properties (“Student Housing”) across the United Kingdom for total consideration of $358 million. The acquisition was funded with $223 million of cash, with the remainder funded through debt financing. The partnership recognized a bargain purchase gain of $27 million in fair value gains, net, which was driven by an improved operational forecast that was more certain as of the acquisition date than at the time the purchase price was agreed upon. During the fourth quarter of 2017, the partnership completed the purchase price allocation for the acquisition of Student Housing. No material changes were made to the provisional purchase price allocation.

On March 31, 2017, the partnership acquired One Post Street, a 424,000 square feet office building in San Francisco for total consideration of $153 million. The acquisition was funded with $31 million of cash from the partnership, with the remainder from a fund sponsored by Brookfield Asset Management. During the fourth quarter of 2017, the partnership completed the purchase price allocation for the acquisition of One Post Street. No material changes were made to the provisional purchase price allocation.

On March 31, 2017, the partnership acquired a portfolio consisting of nine office properties encompassing approximately 1.1 million square feet in the U.S. (“TA Office”), for total consideration of $214 million. The acquisition was funded with $81 million of cash, with the remainder funded through debt financing. The acquisition resulted in an approximately $13 million bargain purchase gain, which was recognized in fair value gains, net in the partnership’s consolidated income statements. The bargain purchase gain reflected a portfolio discount negotiated with the seller as a result of the partnership’s ability to execute the portfolio acquisition. During the third quarter of 2017, the partnership completed the purchase price allocation for the acquisition of TA Office. No material changes were made to the provisional purchase price allocation.

On March 9, 2017, the partnership acquired a portfolio of manufactured housing communities (“Manufactured Housing”) in the United States for total consideration of $768 million. The acquisition was funded with $578 million of cash, with the remainder funded through debt financing. The acquisition of the Manufactured Housing portfolio generated a bargain purchase gain of $107 million as a result of changes in the underlying market conditions since signing the purchase and sale agreement in the second quarter of 2016. During the third quarter of 2017, the partnership completed the purchase price allocation for the acquisition of Manufactured Housing. No material changes were made to the provisional purchase price allocation.

The following table summarizes the impact of material business combinations during the year ended December 31, 2017:

(US$ Millions)	Manufactured Housing	TA Office	One Post Street	Student Housing	Mumbai Office Portfolio	Houston Center	Toronto Hotel	Towers @ 2nd	Other	Total
Investment properties	$2,107	$235	$245	$392	$679	$825	$—	$128	$1,014	$5,625
Property, plant and equipment	—	—	—	—	—	—	281	—	—	281
Accounts receivable and other	79	5	—	—	12	22	4	—	14	136
Cash and cash equivalents	16	—	4	—	11	—	—	2	5	38
Intangible assets	—	—	—	—	—	—	—	—	—	—
Total assets	2,202	240	249	392	702	847	285	130	1,033	6,080
Less:
Non-recourse borrowings	(1,261)	—	—	—	(511)	—	—	—	—	(1,772)
Accounts payable and other	(36)	(13)	(2)	(7)	(44)	(28)	—	(3)	(3)	(136)
Deferred income tax liabilities	—	—	—	—	(45)	—	—	—	—	(45)
Non-controlling interests(1)	(30)	—	(94)	—	—	—	—	—	—	(124)
Net assets acquired	$875	$227	$153	$385	$102	$819	$285	$127	$1,030	$4,003
Consideration(2)	$768	$214	$153	$358	$102	$819	$270	$127	$1,022	$3,833
Transaction costs	$16	$3	$—	$6	$—	$5	$11	$—	$22	$63

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

The difference between consideration and net assets acquired was primarily attributable to the bargain purchase gains from the acquisitions of Manufactured Housing, TA Office, Student Housing and Toronto Hotel of $162 million in total.

In the period from each acquisition date to December 31, 2017, the partnership recorded revenue and net income in connection with these acquisitions of approximately $322 million and $148 million, respectively. If the acquisitions had occurred on January 1, 2017, the partnership’s total revenue and net income would have been $6,488 million and $2,571 million, respectively, for the year ended December 31, 2017.

Transaction costs, which primarily relate to legal and consulting fees, are expensed as incurred in accordance with IFRS 3 and included in general and administrative expense on the consolidated statements of income.

b)	Completed in 2016
On December 15, 2016, the partnership acquired an additional interest in CityPoint Tower (“CityPoint”), a 710,000 square foot office building in London, and obtained control for total consideration of $754 million. The acquisition was funded with $147 million of cash, with the remainder funded through debt financing. The partnership previously held a loan interest in CityPoint and accounted for its interest as a loan receivable. The partnership accounts for the acquisition as a step acquisition and remeasured its existing loan interest to fair value at acquisition date of $93 million. During the first quarter of 2017, the partnership completed the purchase price allocation for the acquisition of CityPoint. No material changes were made to the provisional purchase price allocation.

On November 17, 2016, the partnership acquired the International Finance Center (“IFC Seoul”), a 5.4 million square foot mixed-use complex in Seoul, South Korea for total consideration of $2,112 million. The acquisition was funded with $330 million of cash from third-party co-investors, and $545 million of cash from the partnership, with the remainder funded through debt financing. During the third quarter of 2017, the partnership completed the purchase price allocation for the acquisition of IFC Seoul and recognized goodwill of $221 million and a deferred tax liability of $261 million. No other material changes were made to the provisional purchase price allocation.

On July 6, 2016, the partnership acquired an additional 67% of the voting equity of Rouse Properties, Inc. (“Rouse”) for consideration of $1,063 million or $18.25 per share. Rouse is a real estate investment trust focused on a diverse portfolio of malls and retail centers encompassing approximately 24.1 million square feet across the United States at the time of acquisition. On the acquisition date, the partnership previously owned 33% of the voting equity of Rouse and accounted for its interest as an equity accounted investment. As a result of the acquisition, the partnership owns 100% of the voting equity of Rouse. The partnership accounted for the acquisition as a step acquisition and remeasured its existing 33% equity interest in Rouse to fair value at the acquisition date. At the time of the acquisition, holders of 12% of the voting equity of Rouse exercised their appraisal rights, which delayed the partnership’s payment for their shares of Rouse until the fair value of their equity as at the acquisition date is determined through legal proceedings. The partnership recorded a provision of $123 million in other non-current liabilities representing the partnership’s obligation to the third party former equity-holders of Rouse who exercised their rights. Total consideration for the acquisition consisted of cash consideration of $587 million, the fair value of the partnership’s existing 33% equity in Rouse as at the acquisition, and the fair value of the delayed settlement to the shareholders who have exercised their appraisal rights. During the second quarter of 2017, the partnership completed the purchase price allocation for the acquisition of Rouse. No material changes were made to the provisional purchase price allocation.

On May 10, 2016, the partnership acquired a portfolio of self-storage properties for total consideration of $151 million. The storage portfolio (“Southeastern Storage Portfolio”) consists of self-storage properties across the Southeastern United States. The acquisition was funded with $83 million of cash, with the remainder funded through debt financing. During the fourth quarter of 2016, the partnership completed the purchase price allocation for the acquisition of Southeastern Storage Portfolio. No material changes were made to the provisional purchase price allocation.

On April 29, 2016, the partnership acquired a portfolio of student housing properties (“UK Student Housing”) across the United Kingdom for total consideration of $397 million. The acquisition was funded with $209 million of cash , with the remainder funded through debt financing. During the fourth quarter of 2016, the partnership completed the purchase price allocation for the acquisition of UK Student Housing. No material changes were made to the provisional purchase price allocation.

On March 22, 2016, the partnership acquired a portfolio of self-storage properties for total consideration of $320 million. Simply Self Storage (“Simply Storage”) consists of self-storage properties across the United States. The acquisition was funded with $289 million of cash, with the remainder funded through debt financing. During the fourth quarter of 2016, the partnership completed the purchase price allocation for the acquisition of Simply Storage. No material changes were made to the provisional purchase price allocation.
The following table summarizes the impact of material acquisitions during the year ended December 31, 2016:

(US$ Millions)	Rouse	IFC Seoul	Simply Storage	CityPoint	UK Student Housing	Southeastern Storage Portfolio	Other	Total
Investment properties	$3,010	$1,906	$839	$742	$608	$205	$1,372	$8,682
Property, plant and equipment	13	307	—	—	—	—	334	654
Accounts receivable and other	94	35	26	17	9	4	9	194
Cash and cash equivalents	32	24	15	1	33	1	8	114
Goodwill(1)	—	221	—	—	—	—	—	221
Total assets	3,149	2,493	880	760	650	210	1,723	9,865
Less:
Non-recourse borrowings	(1,840)	—	(534)	—	(202)	(58)	(76)	(2,710)
Accounts payable and other	(231)	(120)	(11)	(6)	(49)	(1)	(2)	(420)
Deferred income tax liabilities(1)	—	(261)	—	—	—	—	—	(261)
Non-controlling interests(2)	(15)	—	(15)	—	(2)	—	(2)	(34)
Net assets acquired	$1,063	$2,112	$320	$754	$397	$151	$1,643	$6,440
Consideration(3)	$1,063	$2,112	$320	$754	$397	$151	$1,618	$6,415
Transaction costs	$—	$26	$9	$2	$4	$2	$13	$56

(1)
During the third quarter of 2017, the partnership completed the purchase price allocation for the acquisition of IFC Seoul and recognized goodwill of $221 million and a deferred tax liability of $261 million . No other material changes were made to the provisional purchase price allocation.

(2)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(3)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.

The difference between consideration and net assets acquired was primarily attributable to the goodwill recognized for IFC Seoul which was finalized in the third quarter of 2017.

In the period from each acquisition date to December 31, 2016, the partnership recorded revenue and net income in connection with these acquisitions of approximately $395 million and $70 million, respectively. If the acquisitions had occurred on January 1, 2016, the partnership’s total revenue and net income would have been $5,853 million and $2,700 million, respectively, for the year ended December 31, 2016.